UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

James J. Atkinson, Jr.

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

Registrant’s telephone number, including area code: (800-915-6566)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Guinness Atkinson Alternative Energy Fund GAAEX Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Guinness Atkinson Alternative Energy Fund ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Alternative Energy Fund	$54	1.11%
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Alternative Energy Fund produced a total return of -3.67% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the portfolio, the strongest performers included:

  Our electrical equipment names Eaton, Hubbell, Schneider and Itron all performed strongly driven by an acceleration in global electrification activity and the resolution of supply chain issues which allowed them to pass on inflationary pressures and therefore maintain operating margins. Hubbell and Eaton delivered good earnings upgrades resulting from the re-industrialisation of the United States as well as the move to electrification. The positive order book inflection continues at Eaton.

  Within displacement, Trane Technologies and Installed Building Products (IBP) delivered well. Trane was helped also by regulatory changes and its positioning with respect data centres.

  In addition, First Solar shares were up 30.9% in 1H as the company was seen as a key beneficiary when local content IRA tax credit definitions were clarified while NextEra performed well after delivering an upbeat "Renewables Development Day" for investors.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The electrification sub sector, with EV component and lithium-ion battery manufacturers suffering from delays in EV launch schedules, margin pressure and the threat of increasing Chinese competition.

  Nibe shares were under pressure as the heat pump market remains overstocked at the distributor level.

  Canadian Solar delivered negative contribution as module prices reached record lows while US residential solar companies continued to face a prolonged de-stocking headwind.

  A number of our generation companies delivered negative contribution as interest rate cuts did not crystalise while Sunnova weakened through the period as the US residential solar business remained under pressure.

Fund Performance

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund	-3.67%	-13.09%	12.63%	2.15%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/alternative-energy-fund/#fund_performance.

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$23,784,974
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	11%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.90%
Trane Technologies PLC	4.70%
Nextera Energy Inc.	4.40%
Schneider Electric SE	4.40%
Eaton Corp PLC	4.30%
Hubbell Inc	4.20%
Legrand SA	4.10%
Siemens AG	3.90%
NXP Semiconductors NV	3.70%
Owens Corning	3.60%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/alternative-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Distributed by Foreside Fund Services, LLC.

Guinness Atkinson Asia Focus Fund IASMX Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Guinness Atkinson Asia Focus Fund ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Asia Focus Fund	$99	1.98%
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Asia Focus Fund produced a total return of 0.34% vs the MSCI AC Far East ex Japan Index (net return) of 7.98%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Overall Fund performance was primarily driven by asset allocation, with overweighting to Information Technology and zero weighting to Real Estate and Materials driving the highest contributions to the Fund's total returns.

  Overweighting in Health Care and Consumer Discretionary caused the largest drags to performance contribution. Communication Services was the third largest drag, although this was driven by stock selection (underweight Tencent and overweight Baidu) which more than offset positive asset allocation effects.

  Stock selection in Health Care and Consumer Discretionary were also drags on performance, driven by China Medical Systems (-51.62% in USD), Corporate Travel Management (-32.90%), and Hanon Systems (-39.15%).

  A positive stock selection effect was seen in Financials where China Merchants Bank (+30.34%) and DBS Group (+18.23%) both outperformed. Within Technology, we saw strong performances from TSMC (+54.88%), Applied Materials (+46.12%) and Broadcom (+44.90%). However, under allocation to TSMC caused a drag effect.

Fund Performance

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund	0.34%	0.83%	0.13%	2.40%
MSCI AC Far East ex Japan Index (Net Return)	7.98%	8.38%	1.61%	3.19%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/asia-focus-fund/#fund_performance.

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$10,407,477
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	2%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc.	7.60%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.10%
Applied Materials Inc.	6.70%
Elite Material Co., Ltd.	5.80%
Samsung Electronics Co., Ltd.	5.70%
NetEase Inc. - ADR	4.80%
DBS Group Holdings	4.40%
NARI Technology Co., Ltd.	4.40%
Shenzhou International	4.20%
Autohome Inc.	4.00%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any.

Industry Breakdown (% of net assets)
Sector	% of Net Assets
Electronic Components - Semiconductor	19.90%
Commercial Banks	7.30%
Semiconductor Components - Integrated Circuits	7.10%
Electronic Component Miscellaneous	5.80%
E-Commerce/Services	5.70%
Entertainment Software	4.80%
Machinery - General Industries	4.40%
Textile - Apparel	4.20%
Building Products - Cement/Aggregates	4.00%
Photo Equipment & Supplies	3.90%
Internet Application Software	3.70%
Food - Dairy Products	3.40%
MRI/Medical Diagnostic Imaging	3.20%
E-Commerce/Products	3.10%
Machinery - Construction & Mining	2.50%
Computer Data Security	2.40%
Travel Services	2.40%
Medical Products	2.40%
Auto - Cars/Light Trucks	2.20%
Auto/Truck Parts & Equipment	2.20%
Insurance	2.10%
Batteries/Battery Systems	1.60%
Pharmaceuticals	1.40%
Internet & Direct Marketing Retail	0.10%
Metal Processors & Fabricators	0.00%
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/asia-focus-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Distributed by Foreside Fund Services, LLC.

Guinness Atkinson China & Hong Kong Fund ICHKX Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Guinness Atkinson China & Hong Kong Fund ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson China & Hong Kong Fund	$93	1.94%
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson China & Hong Kong Fund produced a total return of -8.16% vs the MSCI China Index (net return) of 4.74%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

Areas which helped the Fund's performance were:

  Individual stock returns, led by China Merchants Bank (total return +30.4%), Sany Heavy Industry (+18.7%) and Haier Smart Home (+18.4%).

  Stock selection in the Real Estate sector, driven by China Overseas Land & Investment (+1.6%) compared to the sector which fell 11.4%.

  Stock selection in the Consumer Staples sector, led by not holding names such as Kweichow Moutai (-15.2%), Mengniu Dairy (-30.6%) and JD Health (-45.6%).

Areas which detracted from the Fund's relative performance were:

  Offshore stocks outperformed onshore stocks. As the Fund is underweight to the offshore market and overweight to A shares, it benefited from less of the rally in the offshore market.

  The Fund has an overweight to mid-caps which, along with small caps, have significantly underperformed large caps.

  Structural underweight to Tencent (total return +28.0%) which is the largest stock in the Index and so the Fund's relative performance benefited less.

  Underweight to Financials, and more specifically the underweight to the large state-owned enterprise (SOE) banks. The Fund does not hold any of the large SOE banks which have been significant outperformers as a value play.

  The combined underweight to Materials, Energy and Utilities which have been stronger sectors but where the Fund has no exposure.

Fund Performance

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund	-8.16%	-16.65%	-6.17%	-0.61%
MSCI China Index (Net Return)	4.74%	-1.62%	-4.25%	1.39%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/china-hong-kong-fund/#fund_performance.

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$24,557,629
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	5%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Tencent Holdings Ltd.	4.90%
NARI Technology Co., Ltd.	4.00%
Geely Automobile Holdings Ltd.	3.90%
China Merchants Bank Co., Ltd. - H Shares	3.90%
Weichai Power Co., Ltd. - H Shares	3.80%
Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	3.80%
Sany Heavy Industry Co., Ltd. - A Shares	3.80%
NetEase Inc. - ADR	3.60%
Shenzhou International Group Holdings Ltd.	3.60%
Hong Kong Exchanges & Clearing Ltd.	3.50%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/china-hong-kong-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Distributed by Foreside Fund Services, LLC.

Guinness Atkinson Global Energy Fund GAGEX Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Guinness Atkinson Global Energy Fund ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Energy Fund	$76	1.46%
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Global Energy Fund produced a total return of 10.19% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the portfolio, the strongest performers included:

  Canadian integrateds: Holdings such as Canadian Natural Resources and Imperial Oil benefiting from operational leverage to rising oil prices, and a narrowing of the differential between Canadian and US oil benchmarks.

  US exploration and production companies: Also with good leverage to rising oil prices, plus well received M&A for Diamondback Energy, as described above.

  US refining: Tighter refining capacity, especially with outages in Russia, drove refining margins higher. Particular beneficiaries included Valero Energy and US major, Exxon.

  Chinese majors: our holding in Petrochina performed particularly well, benefitting from lower gas prices (helping the company's gas import division) and stronger oil production.

  Galp: exploration success offshore Namibia has boosted expectations of a material uplift in Galp's proven oil and gas reserves in the coming years.

Sectors in the portfolio that were relatively weaker over the period included:

  International natural gas: Equinor, which supplies around one third of Northwest Europe's gas needs, was a notable laggard, reflecting the decline in European gas prices since the start of the year.

  Services: Large cap diversified service companies Schlumberger and Baker Hughes underperformed, driven by a falling rig count in North America and a pullback in longer-term oil spending in Saudi.

  Midstream: Pipeline companies Enbridge and Kinder Morgan underperformed, due to lower leverage to rising oil prices than most other parts of the portfolio.

Fund Performance

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund	10.19%	18.23%	7.45%	-2.19%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%
MSCI World Energy Index (Net Return)	8.29%	15.56%	9.01%	1.51%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-energy-fund/#fund_performance.

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$11,678,674
Number of Portfolio Holdings	32
Portfolio Turnover Rate (%)	5%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Shell PLC	5.70%
Exxon Mobil Corp.	5.70%
Chevron Corp.	5.50%
TotalEnergies SE	5.30%
BP PLC	4.80%
ConocoPhillips	4.70%
Valero Energy Corp.	4.50%
Imperial Oil Ltd.	4.00%
Diamondback Energy Inc.	3.90%
Suncor Energy Inc.	3.90%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-energy-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Distributed by Foreside Fund Services, LLC.

Guinness Atkinson Global Innovators Fund Investor Class/IWIRX Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Innovators Fund - Investor Class	$67	1.24%
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Global Innovators Fund - Investor Class produced a total return of 18.35% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund's overweight position to the Information Technology sector, and more specifically the benchmark's top performing Semiconductor industry, was the greatest tailwind to Fund outperformance, driven by both strong allocation and stock selection effects. Strength from Nvidia (+149.5% USD), off-benchmark name TSMC (+68.3% USD) and semi-cap equipment names Applied Materials (+46.1%), KLA (+42.4%) and Lam Research (+36.5%) all contributed positively to Fund outperformance.

  The Fund also benefitted from strong stock selection within Industrials, where holdings ABB (+27.6% USD) and Schneider Electric (+21.3%) outperformed the broader MSCI World Industrials index by 20.1% and 13.8% respectively.

  Whilst holding a relatively neutral position to both the Communication services and Healthcare sectors, strength from Meta (+42.7% USD), Alphabet (+30.3%) and Novo Nordisk (+40.5%) drove a strong stock selection effect within these sectors.

  The Fund benefitted from a zero-weight allocation to Energy, Utilities, Consumer Staples, Materials and Real Estate, which all underperformed the broader benchmark.

Fund Performance

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Investor Class	18.35%	30.68%	16.75%	12.30%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$217,147,704
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	9%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp.	4.50%
Amphenol Corporation	4.40%
Applied Materials Inc.	4.30%
ABB Ltd.	4.20%
Lam Research Corp.	4.10%
Microsoft Corp.	4.00%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.00%
Meta Platforms Inc. - Class A	3.70%
NVIDIA Corp.	3.70%
Schneider Electric SE	3.60%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Distributed by Foreside Fund Services, LLC.

Guinness Atkinson Global Innovators Fund Institutional Class/GINNX Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Guinness Atkinson Global Innovators Fund ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Global Innovators Fund - Institutional Class	$54	0.99%
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Global Innovators Fund - Institutional Class produced a total return of 18.51% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund's overweight position to the Information Technology sector, and more specifically the benchmark's top performing Semiconductor industry, was the greatest tailwind to Fund outperformance, driven by both strong allocation and stock selection effects. Strength from Nvidia (+149.5% USD), off-benchmark name TSMC (+68.3% USD) and semi-cap equipment names Applied Materials (+46.1%), KLA (+42.4%) and Lam Research (+36.5%) all contributed positively to Fund outperformance.

  The Fund also benefitted from strong stock selection within Industrials, where holdings ABB (+27.6% USD) and Schneider Electric (+21.3%) outperformed the broader MSCI World Industrials index by 20.1% and 13.8% respectively.

  Whilst holding a relatively neutral position to both the Communication services and Healthcare sectors, strength from Meta (+42.7% USD), Alphabet (+30.3%) and Novo Nordisk (+40.5%) drove a strong stock selection effect within these sectors.

  The Fund benefitted from a zero-weight allocation to Energy, Utilities, Consumer Staples, Materials and Real Estate, which all underperformed the broader benchmark.

Fund Performance

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Global Innovators Fund - Institutional Class	18.51%	31.02%	17.04%	12.54%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/global-innovators-fund/#fund_performance.

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$217,147,704
Number of Portfolio Holdings	30
Portfolio Turnover Rate (%)	9%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
KLA-Tencor Corp.	4.50%
Amphenol Corporation	4.40%
Applied Materials Inc.	4.30%
ABB Ltd.	4.20%
Lam Research Corp.	4.10%
Microsoft Corp.	4.00%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.00%
Meta Platforms Inc. - Class A	3.70%
NVIDIA Corp.	3.70%
Schneider Electric SE	3.60%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/global-innovators-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Distributed by Foreside Fund Services, LLC.

Guinness Atkinson Renminbi Yuan & Bond Fund GARBX Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the Guinness Atkinson Renminbi Yuan & Bond Fund ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.gafunds.com/our-funds/renminbi-yuan-bond-fund/. You can also request this information by contacting us at (800) 915-6565.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Guinness Atkinson Renminbi Yuan & Bond Fund	$46	0.93%
How did the Fund perform during the reporting period?

In the first half of 2024, the Guinness Atkinson Renminbi Yuan & Bond Fund produced a total return of -0.62% vs the Hang Seng Markit IBoxx Offshore RMB Overall Index of -0.21%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Overall Fund performance was primarily driven interest coupons and bonds price gains (+1.85%) but offset in dollar terms by a decline (-2.43%) in the value of the Renminbi vs the US Dollar.

  The biggest contributor to performance was GLP China Holdings 4% 07/02/2024 (+26.7%). The bond had been exhibiting signs of distress, but the company has been raising liquidity and the price improved. The bond has since matured, on maturity date at par.

  The macro environment in China has remained testing with consumer sentiment weak, inflation falling and the government very cautious about adding short-term stimulus.

Fund Performance

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Years	10 Years
Guinness Atkinson Renminbi Yuan & Bond Fund	-0.62%	2.20%	0.26%	0.44%
Hang Seng Markit iBoxx Offshore RMB Overall Index (Net Return)	-0.21%	2.83%	1.94%	2.07%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.gafunds.com/our-funds/renminbi-yuan-bond-fund/#fund_performance.

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$3,269,163
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	21%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Yuan Renminbi Offshore	41.20%
First Abu Dhabi Bank, 3.400%, 08/18/25	16.80%
Standard Chartered PLC 4.350%, 03/18/26	8.50%
China Development Bank, 3.230%, 11/27/25	4.20%
QNB Finance Ltd., 3.800%, 06/17/25	4.20%
HSBC Holding, 3.400%, 06/29/27	4.20%
Bank of China, 3.080%, 04/28/26	4.20%
Agriculture Development Bank of China 3.400%, 11/06/24	4.20%
Municipality of Shenzhen China, 2.900%, 10/19/26	4.20%
QNB Finance Ltd., 3.900%, 06/17/25	4.20%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
Material Fund Changes

This is a summary of certain planned changes since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus at https://www.gafunds.com/our-funds/renminbi-yuan-bond-fund/ or you may request this information by contacting us at (800) 915-6565.

On June 26, 2024, the Board of Trustees of the Fund approved a proposal to liquidate the Fund. Accordingly, effective on July 3, 2024, the Fund will no longer accept purchase orders and the Fund will be terminated on August 30, 2024.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.gafunds.com/our-funds/renminbi-yuan-bond-fund/. You can also request this information by contacting us at (800) 915-6565.

To reduce expenses, the Trust may mail only one copy of Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 915-6565 (or contact your financial institution). The Trust will be sending you individual copies thirty days after receiving your request.

Distributed by Foreside Fund Services, LLC.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

GUINNESS ATKINSON
FUNDS

Semi-Annual Financials
& Other Information

June 30, 2024

Guinness Atkinson™ Funds

June 30, 2024

TABLE OF CONTENTS

Item 7. Financial Statements and Financial Highlights

Schedule of Investments
Alternative Energy Fund	3
Asia Focus Fund	5
China & Hong Kong Fund	7
Global Energy Fund	9
Global Innovators Fund	11
Renminbi Yuan & Bond Fund	13
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18
Financial Highlights	23
Notes to Financial Statements	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the Guinness Atkinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

https://www.gafunds.com/

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 98.6%	Value
	Electrification: 27.1%
10,338	APTIV PLC*	$728,002
10,410	Gentherm Inc.*	513,421
22,239	Infineon Technologies AG	817,075
33,386	Johnson Matthey PLC	661,272
2,659	LG Chem Ltd.	665,733
3,280	NXP Semiconductors NV	882,615
11,144	ON Semiconductor Corp.*	763,921
2,639	Samsung SDI Co., Ltd.	676,981
19,883	Sensata Technologies Holding	743,425
		6,452,445
	Energy Efficiency: 19.5%
15,522	Ameresco*	447,189
2,746	Hubbell Inc.	1,003,608
3,533	Installed Building Products Inc.	726,667
114,741	Nibe Industrier AB - B Shares	486,592
4,900	Owens Corning	851,228
3,366	Trane Technologies PLC	1,107,178
		4,622,462
	Renewable Energy Generation: 19.2%
626,000	China Longyuan Power Group Corp. - H Shares	562,754
798,000	China Suntien Green Energy Corp. Ltd. - H Shares	361,754
89,277	Iberdrola SA	1,158,384
14,896	Nextera Energy Inc.	1,054,786
11,027	Ormat Technologies Inc.	790,636
12,148	Orsted AS	646,498
		4,574,812
	Renewable Equipment Manufacturing: 32.8%
29,446	Canadian Solar Inc.*	434,329
3,283	Eaton Corp PLC	1,029,385
4,096	Enphase Energy Inc.*	408,412
3,701	First Solar Inc.*	834,427
8,113	Itron Inc.*	802,863
9,798	Legrand SA	972,132
4,346	Schneider Electric SE	1,044,019
5,019	Siemens AG	933,806
3,091	Solaredge Technologies Inc.*	78,079
12,448	TPI Composites Inc.*	49,668
32,101	Vestas Wind Systems A/S	743,319
928,200	Xinyi Solar Holdings Ltd.	467,134
		7,797,573

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 98.6%	Value
	Total Common Stocks (cost $28,114,906)	23,447,292

	Total Investments in Securities (cost $28,114,906): 98.6%	$23,447,292

	Other Assets less Liabilities: 1.4%	337,682

	Net Assets: 100.0%	$23,784,974

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 99.8%	Value
	Australia: 5.7%
28,819	Corporate Travel Management Ltd.	$254,926
19,149	Sonic Healthcare Ltd.	335,964
		590,890
	China: 50.8%
22,600	Alibaba Group Holding Ltd.	204,035
1,700	Alibaba Group Holding Ltd. - ADR	122,400
15,120	Autohome Inc. - ADR	415,044
3,400	Baidu Inc. - ADR*	294,032
293,000	China Medical System Holdings Ltd.	248,389
66,500	China Merchants Bank Co., Ltd. - H Shares	301,888
205,000	Geely Automobile Holdings Ltd.	230,754
100,700	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	356,445
380	JD.com In. - CL A	5,027
11,260	JD.com Inc. - ADR	290,958
800	Meituan - Class B*	11,382
132,909	NARI Technology Co., Ltd. - A Shares	454,433
5,200	NetEase Inc. - ADR	497,016
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	222,130
114,600	Sany Heavy Industry Co., Ltd. - A Shares	259,024
44,300	Shenzhou International	433,699
417,000	Sino Biopharmaceutical Ltd.	142,579
8,000	Tencent Holdings Ltd.	381,511
108,400	Venustech Group Inc. - A Shares	256,296
71,960	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	163,929
		5,290,971
	Singapore: 4.4%
17,318	DBS Group Holdings Ltd.	457,088

	South Korea: 7.9%
65,683	Hanon Systems	225,137
10,050	Samsung Electronics Co., Ltd.	593,550
		818,687
	Taiwan: 16.8%
41,000	Elite Material Co., Ltd.	599,065
4,800	Largan Precision Co., Ltd.	405,303
2	Shin Zu Shing Co., Ltd.	15
25,000	Taiwan Semiconductor Manufacturing Co., Ltd.	742,871
		1,747,254

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 99.8%	Value
	United States: 14.2%
2,936	Applied Materials Inc.	$692,867
490	Broadcom Inc.	786,710
		1,479,577

	Total Common Stocks (cost $8,560,979)	10,384,467

	Total Investments in Securities (cost $8,560,979): 99.8%	10,384,467

	Other Assets less Liabilities: 0.2%	23,010

	Net Assets: 100.0%	$10,407,477

*	Non-income producing security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Appliances: 9.9%
238,800	Haier Smart Home Co., Ltd. - H Shares	$798,146
93,700	Midea Group Co., Ltd.	827,886
118,309	Zhejiang Supor Cookware - A Shares	811,945
		2,437,977
	Application Software: 3.3%
686,000	TravelSky Technology, Ltd.	804,687

	Auto/Cars - Light Trucks: 4.0%
861,000	Geely Automobile Holdings Ltd.	969,169

	Auto/Truck Parts & Equipment: 3.8%
491,480	Weichai Power Co., Ltd. - H Shares	940,294

	Batteries/Battery System: 2.6%
284,540	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	648,197

	Commercial Banks: 3.9%
213,000	China Merchants Bank Co., Ltd. - H Shares	966,948

	Computer Data Security: 2.5%
259,550	Venustech Group Inc. - A Shares	613,667

	E-Commerce/Services: 6.7%
24,500	Alibaba Group Holding Ltd.	221,188
9,510	Alibaba Group Holding Ltd. - ADR	684,720
1,352	JD.com Inc.	17,885
28,300	JD.com Inc. - ADR	731,272
		1,655,065
	Electronic Components: 2.2%
376,589	Shenzhen H&T Intelligent Control Co., Ltd. - A Shares	552,495

	Energy-Alternate: 5.5%
299,370	Hangzhou First Applied Materials Co., Ltd.	602,833
1,489,987	Xinyi Solar Holdings Ltd.	749,864
		1,352,697
	Finance: 3.5%
27,000	Hong Kong Exchanges & Clearing Ltd.	865,084

	Food-Dairy Products: 6.6%
416,130	Chongqing Fuling Zhacai Group Co., Ltd. - A Shares	698,291
260,900	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	923,502
		1,621,793
	Home Furniture: 3.2%
375,700	Suofeiya Home Collection - A Shares	788,959

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 99.9%	Value
	Insurance: 6.4%
114,000	AIA Group Ltd.	$773,728
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	795,587
		1,569,315
	Internet Application Software: 4.9%
25,200	Tencent Holdings Ltd.	1,201,760

	Internet Content - Entertainment: 3.6%
9,285	NetEase Inc. - ADR	887,460

	Machinery-General Industry: 10.9%
288,368	NARI Technology Co., Ltd. - A Shares	985,968
407,797	Sany Heavy Industry Co., Ltd. - A Shares	921,720
108,054	Shenzhen Inovance Technology Co., Ltd. - A Shares	759,328
		2,667,016
	Pharmaceuticals: 6.4%
1,024,400	CSPC Pharmaceutical Group Ltd.	815,957
2,183,500	Sino Biopharmaceutical Ltd.	746,572
		1,562,529
	Real Estate Operations/Development: 3.4%
476,000	China Overseas Land & Investments Ltd.	825,340

	Retail - Apparel/Shoe: 3.6%
90,000	Shenzhou International Group Holdings Ltd.	881,104

	Web Portals: 3.0%
8,510	Baidu Inc. - ADR*	735,945

	Total Common Stocks (cost $33,246,951)	24,547,501

	Total Investments in Securities (cost $33,246,951): 99.9%	24,547,501

	Other Assets less Liabilities: 0.1%	10,128

	Net Assets: 100.0%	$24,557,629

*	Non-income producing security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 99.3%	Value
	Oil & Gas - Exploration & Production: 19.9%
12,144	Canadian Natural Resources Ltd.	432,522
4,767	ConocoPhillips	545,249
93,640	Deltic Energy PLC*	8,581
7,913	Devon Energy Corp.	375,076
2,270	Diamondback Energy Inc.	454,431
2,075	Diversified Energy Co PLC	27,539
213,942	EnQuest PLC*	36,723
3,223	EOG Resources Inc.	405,679
127,428	Pharos Energy PLC	37,046
5,221,570	Reabold Resources PLC*	4,455
		2,327,301
	Oil & Gas - Field Services: 9.8%
7,205	Baker Hughes Company	253,400
10,847	Halliburton Company	366,412
10,795	Helix Energy Solutions Group, Inc.*	128,892
8,387	Schlumberger Ltd.	395,699
		1,144,403
	Oil & Gas - Integrated: 57.9%
92,972	BP PLC	558,439
20,745	Cenovus Energy Inc.	407,713
4,116	Chevron Corp.	643,825
25,156	Eni SpA	386,727
14,410	Equinor ASA	410,253
5,754	Exxon Mobil Corp.	662,401
21,143	Galp Energia Sgps Sa	446,543
6,832	Imperial Oil Ltd.	465,786
7,017	OMV AG	305,568
312,000	PetroChina Co., Ltd. - H Shares	315,638
26,760	Repsol SA	422,305
18,490	Shell PLC	665,275
11,880	Suncor Energy, Inc.	452,815
9,287	Total Energies SE	619,958
		6,763,246
	Oil & Gas - Pipelines and Transportation: 5.5%
9,045	Enbridge Inc.	321,912
16,213	Kinder Morgan Inc.	322,152
		644,064

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 99.3%	Value
	Oil Refining & Marketing: 6.2%
314,000	China Petroleum & Chemical	$203,464
3,321	Valero Energy, Corp.	520,600
		724,064

	Total Common Stocks (cost $12,448,896)	11,603,078

	Total Investments in Securities (cost $12,448,896): 99.3%	11,603,078

	Other Assets less Liabilities: 0.7%	75,596

	Net Assets: 100.0%	$11,678,674

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 97.2%	Value
	Application Software: 10.7%
11,592	Intuit Inc.	$7,618,378
19,542	Microsoft Corp.	8,734,297
26,432	salesforce.com Inc.	6,795,667
		23,148,342
	Athletic Footwear: 1.6%
47,392	NIKE Inc.	3,571,935

	Commercial Services: 2.3%
87,549	PayPal Holdings, Inc.*	5,080,468

	Computers: 2.9%
29,832	Apple Inc.	6,283,216

	Diversified Manufacturing Operations: 8.6%
25,334	Danaher Corp.	6,329,700
12,239	Roper Industries, Inc.	6,898,635
9,612	Thermo Fisher Scientific Inc.	5,315,436
		18,543,771
	E-Commerce: 3.0%
33,472	Amazon.com Inc.*	6,468,464

	Electronic Components - Semiconductor: 10.3%
142,336	Amphenol Corporation	9,589,176
133,048	Infineon Technologies AG	4,888,271
64,466	NVIDIA Corp.	7,964,130
		22,441,577
	Enterprise Software/Services: 2.5%
9,587	Adobe Inc.*	5,325,962

	Finance - Other Services: 12.3%
47,490	Intercontinental Exchange, Inc.	6,500,906
57,846	London Stock Exchange Group PL	6,873,030
15,772	Mastercard Inc.	6,957,976
24,518	Visa Inc.	6,435,239
		26,767,151
	Internet Content: 3.7%
15,977	Meta Platforms Inc. - Class A	8,055,923

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Shares	Common Stocks: 97.2%	Value
	Machinery - Electric Utility: 4.2%
164,851	ABB Ltd.	$9,160,020

	Medical Instrument: 5.0%
55,777	Medtronic PLC	4,390,208
113,749	Siemens Healthineers AG	6,554,194
		10,944,402
	Pharmaceutical: 3.5%
52,698	Novo Nordisk A/S	7,609,852

	Power Conversion/Supply Equipment: 3.7%
32,957	Schneider Electric SE	7,917,105

	Retail - Apparel: 2.7%
608,800	ANTA Sports Products Ltd.	5,847,137

	Semiconductor: 16.8%
39,188	Applied Materials Inc.	9,247,976
11,724	KLA-Tencor Corp.	9,666,555
8,349	Lam Research Corp.	8,890,433
49,555	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,613,155
		36,418,119
	Web Portals: 3.4%
40,841	Alphabet Inc. - A Shares*	7,439,188

	Total Common Stocks (cost $101,328,563)	211,022,632

	Total Investments in Securities (cost $101,328,563): 97.2%	211,022,632

	Other Assets less Liabilities: 2.8%	6,125,072

	Net Assets: 100.0%	$217,147,704

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at June 30, 2024 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 63.1%	Value
	Commercial Banks: 37.9%
1,000,000	Bank of China, 3.080%, 04/28/26	137,586
4,000,000	First Abu Dhabi Bank, 3.400%, 08/18/25	549,795
1,000,000	QNB Finance Ltd., 3.800%, 06/17/25	137,762
1,000,000	QNB Finance Ltd., 3.900%, 06/17/25	137,377
2,000,000	Standard Chartered PLC 4.350%, 03/18/26	276,651
		1,239,171
	Diversified Banks: 4.2%
1,000,000	HSBC Holding, 3.400%, 06/29/27	137,739

	Export/Import Bank: 8.4%
1,000,000	Agriculture Development Bank of China 3.400%, 11/06/24	137,401
1,000,000	China Development Bank, 3.230%, 11/27/25	138,260
		275,661

	Municipal City: 4.2%
1,000,000	Municipality of Shenzhen China, 2.900%, 10/19/26	137,382

	Real Estate Operator/Developer: 4.2%
1,000,000	Sun Hung Kai Properties 3.200%, 08/14/27	136,820
1,000,000	Zhenro Properties Group Ltd., 8.000%, 03/06/23	1,112
		137,932
	Storage/Warehousing: 4.2%
1,000,000	GLP China Holding Ltd., 4.000%, 07/02/24	136,112

	Total Corporate Bonds (cost $2,410,231)	2,063,997

	Total Investments in Securities (cost $2,410,231): 63.1%	2,063,997

	China Yuan (Offshore): 41.2%	1,346,038
	Liabilities less Other Assets: -4.3%	(139,760)

	Net Assets: 100.0%	$3,270,275

CNH - The official currency of the People’s Republic of China.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2024 (Unaudited)

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Assets
Investments in securities, at cost	$28,114,906	$8,560,979	$33,246,951
Investments in securities, at value	$23,447,292	$10,384,467	$24,547,501
Cash	329,357	-	-
Cash denominated in foreign currency (cost of $0, $27,033 and $245,577, respectively)	-	26,976	244,779
Receivables:
Securities sold	-	-	-
Fund shares sold	2,937	-	1,000
Dividends and interest	82,910	31,510	156,054
Tax reclaim	14,833	-	-
Due from Advisor, net	-	-	-
Prepaid expenses	13,338	11,525	9,613
Total Assets	23,890,667	10,454,478	24,958,947

Liabilities
Overdraft due to custodian bank	-	697	317,576
Payable for Fund shares redeemed	39,196	-	-
Due to Advisor, net	4,901	5,298	21,728
Accrued administration fees	2,529	739	2,772
Accrued shareholder servicing plan fees	13,441	3,065	4,877
Audit fees	9,422	12,546	12,700
CCO fees	3,037	2,136	3,448
Custody fees	4,264	3,809	5,468
Fund Accounting fees	6,863	5,931	4,389
Legal fees	7,823	2,644	10,450
Miscellaneous fees	650	417	366
Printing fees	6,282	3,898	5,023
Transfer Agent fees	7,057	5,154	10,062
Trustee fees	228	667	2,459
Total Liabilities	105,693	47,001	401,318

Net Assets	$23,784,974	$10,407,477	$24,557,629

Composition of Net Assets
Paid-in capital	$56,645,899	$8,328,247	$33,087,573
Total distributable earnings (loss)	(32,860,925)	2,079,230	(8,529,944)
Net Assets	$23,784,974	$10,407,477	$24,557,629

Number of shares issued and outstanding (unlimited shares authorized, no par value)	4,313,041	699,627	2,077,722

Net asset value per share	$5.51	$14.88	$11.82

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2024 (Unaudited)

	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Assets
Investments in securities, at cost	$12,448,896	$101,328,563	$2,410,231
Investments in securities, at value	$11,603,078	$211,022,632	$2,063,997
Cash	7,152	5,853,993	-
Cash denominated in foreign currency (cost of $8,998, $0, and $1,358,007, respectively)	8,998	-	1,346,038
Receivables:
Fund shares sold	100	142,572	-
Dividends and interest	24,104	130,567	27,125
Tax reclaim	64,366	287,533	-
Due from Advisor, net	-	-	4,807
Prepaid expenses	14,215	32,787	11,334
Total Assets	11,722,013	217,470,084	3,453,301

Liabilities
Overdraft due to custodian bank	-	-	159,612
Payable for Fund shares redeemed	2,574	77,971	-
Due to Advisor, net	1,310	130,050	-
Accrued administration fees	1,489	15,301	927
Accrued shareholder servicing plan fees	4,763	30,141	1,034
Audit fees	12,967	12,702	6,203
CCO fees	1,900	3,229	1,833
Custody fees	1,844	6,511	1,146
Fund Accounting fees	4,415	4,634	4,157
Legal fees	5,747	21,252	1,636
Miscellaneous fees	421	583	238
Printing fees	2,294	6,550	1,541
Transfer Agent fees	3,127	12,276	2,834
Trustee fees	488	1,180	1,865
Total Liabilities	43,339	322,380	183,026

Net Assets	$11,678,674	$217,147,704	$3,270,275

Composition of Net Assets
Paid-in capital	$37,903,301	$96,300,212	$7,944,716
Total distributable earnings (loss)	(26,224,627)	120,847,492	(4,674,441)
Net Assets	$11,678,674	$217,147,704	$3,270,275

Number of shares issued and outstanding (unlimited shares authorized, no par value)	453,763	-	293,835
Net asset value per share	$25.74	-	$11.13
Net asset value per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding		$162,742,402
Shares of beneficial interest issued and outstanding		2,631,287
Net asset value per share		$61.85

Institutional Class shares:
Net assets applicable to shares outstanding		$54,405,302
Shares of beneficial interest issued and outstanding		863,542
Net asset value per share		$63.00

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Investment Income
Dividends*	$205,360	$125,456	$511,315
Total income	205,360	125,456	511,315

Expenses
Advisory fees	101,645	51,616	131,732
Shareholder servicing plan fees	30,475	6,194	12,623
Transfer agent fees and expenses	19,892	13,040	24,645
Fund accounting fee and expenses	8,359	6,956	5,772
Administration fees	7,624	2,477	6,904
Custody fees and expenses	7,791	7,149	15,650
Audit fees	9,125	12,465	12,465
Legal fees	14,070	4,794	15,069
Registration fees	10,969	8,776	10,969
Printing	8,448	5,688	4,284
Trustees' fees and expenses	4,762	3,890	5,143
Insurance	1,068	630	2,171
CCO fees and expenses	5,607	3,722	4,684
Miscellaneous	3,120	2,442	2,565
Interest expense	704	68	1,883
Total expenses	233,659	129,907	256,559
Less: fees waived and expenses absorbed	(93,194)	(27,640)	-
Net expenses	140,465	102,267	256,559
Net Investment Income (Loss)	64,895	23,189	254,756

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	998,122	342,605	658,737
Foreign currency	(1,280)	(639)	(97)
	996,842	341,966	658,640
Net change in unrealized appreciation (depreciation) on:
Investments	(2,113,029)	(347,337)	(3,215,939)
Foreign currency	(701)	(202)	(713)
	(2,113,730)	(347,539)	(3,216,652)

Net realized and unrealized gain on investments and foreign currency	(1,116,888)	(5,573)	(2,558,012)
Net Increase (Decrease) in Net Assets from Operations	$(1,051,993)	$17,616	$(2,303,256)

*	Net of foreign tax withheld of $15,265, $8,893, and $32,457, respectively.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Investment Income
Dividends*	$256,165	$1,226,141	$-
Interest	-	-	41,396
Total income	256,165	1,226,141	41,396

Expenses
Advisory fees	44,463	754,312	9,841
Shareholder servicing plan fees	11,264	-	895
Investor Class	-	135,392	-
Transfer agent fees and expenses	10,583	-	8,324
Investor Class	-	31,157	-
Institutional Class	-	11,124	-
Fund accounting fee and expenses	5,120	12,851	4,271
Administration fees	2,846	44,643	1,359
Institutional Class	-	17,555	-
Custody fees and expenses	7,055	9,653	1,505
Audit fees	12,465	12,465	6,483
Legal fees	7,239	95,065	1,660
Registration fees	8,976	-	9,224
Investor Class	-	11,717	-
Institutional Class	-	10,123	-
Printing	4,838	9,774	3,492
Trustees' fees and expenses	3,592	25,885	4,290
Insurance	766	8,008	218
CCO fees and expenses	3,982	19,650	2,948
Miscellaneous	2,499	5,265	2,276
Interest expense	476	-	541
Total expenses	126,164	1,214,639	57,327
Less: fees waived and expenses absorbed	(39,726)	(30,902)	(40,682)
Net expenses	86,438	1,183,737	16,645
Net Investment Income (Loss)	169,727	42,404	24,751

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	306,162	11,065,160	46,589
Foreign currency	(620)	(16,350)	4,271
	305,542	11,048,810	50,860
Net change in unrealized appreciation (depreciation) on:
Investments	672,530	22,643,980	(71,760)
Foreign currency	(1,546)	(14,922)	(25,411)
	670,984	22,629,058	(97,171)

Net realized and unrealized gain (loss) on investments and foreign currency	976,526	33,677,868	(46,311)
Net Increase (Decrease) in Net Assets from Operations	$1,146,253	$33,720,272	$(21,560)

*	Net of foreign tax withheld of $26,899, $86,312, and $0, respectively.

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Alternative Energy Fund		Asia Focus Fund
	Six Months Ended June 30, 2024†	Year Ended December 31, 2023	Six Months Ended June 30, 2024†	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$64,895	$(95,118)	$23,189	$47,650
Net realized gain (loss) on:
Investments	998,122	1,538,656	342,605	103,513
Foreign currency	(1,280)	(8,719)	(639)	(1,524)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,113,029)	(2,677,379)	(347,337)	486,800
Foreign currency	(701)	1,105	(202)	747
Net increase (decrease) in net assets resulting from operations	(1,051,993)	(1,241,455)	17,616	637,186

Distributions to Shareholders
Net dividends and distributions	-	-	-	(126,416)
Total distributions to shareholders	-	-	-	(126,416)

Capital Transactions
Proceeds from shares sold	2,345,858	11,709,728	7,944	190,960
Reinvestment of distributions	-	-	-	104,208
Cost of shares redeemed	(6,054,413)	(9,390,945)	(513,215)	(927,296)
Net change in net assets from capital transactions	(3,708,555)	2,318,783	(505,271)	(632,128)

Total increase (decrease) in net assets	(4,760,548)	1,077,328	(487,655)	(121,358)

Net Assets
Beginning of period	28,545,522	27,468,194	10,895,132	11,016,490
End of period	$23,784,974	$28,545,522	$10,407,477	$10,895,132

Capital Share Activity
Shares sold	420,659	1,921,700	557	13,127
Shares issued on reinvestment	-	-	-	7,454
Shares redeemed	(1,098,495)	(1,619,638)	(35,831)	(63,069)
Net increase (decrease) in shares outstanding	(677,836)	302,062	(35,274)	(42,488)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	China & Hong Kong Fund
	Six Months Ended June 30, 2024†	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$254,756	$124,083
Net realized gain (loss) on:
Investments	658,737	(283,913)
Foreign currency	(97)	(12,816)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,215,939)	(5,122,961)
Foreign currency	(713)	7,154
Net decrease in net assets resulting from operations	(2,303,256)	(5,288,453)

Distributions to Shareholders
Net dividends and distributions	-	(217,472)
Total distributions to shareholders	-	(217,472)

Capital Transactions
Proceeds from shares sold	336,598	428,509
Reinvestment of distributions	-	205,736
Cost of shares redeemed	(2,092,260)	(4,632,033)
Net change in net assets from capital transactions	(1,755,662)	(3,997,788)

Total decrease in net assets	(4,058,918)	(9,503,713)

Net Assets
Beginning of period	28,616,547	38,120,260
End of period	$24,557,629	$28,616,547

Capital Share Activity
Shares sold	26,872	28,554
Shares issued on reinvestment	-	16,498
Shares redeemed	(173,275)	(334,631)
Net decrease in shares outstanding	(146,403)	(289,579)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Energy Fund
	Six Months Ended June 30, 2024†	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$169,727	$355,529
Net realized gain (loss) on:
Investments	306,162	488,787
Foreign currency	(620)	(5,773)
Net change in unrealized appreciation (depreciation) on:
Investments	672,530	(760,540)
Foreign currency	(1,546)	1,572
Net increase (decrease) in net assets resulting from operations	1,146,253	79,575

Distributions to Shareholders
Net dividends and distributions	-	(503,890)
Total distributions to shareholders	-	(503,890)

Capital Transactions
Proceeds from shares sold	639,275	2,669,252
Reinvestment of distributions	-	479,183
Cost of shares redeemed	(2,203,972)	(6,846,920)
Net change in net assets from capital transactions	(1,564,697)	(3,698,485)

Total increase (decrease) in net assets	(418,444)	(4,122,800)

Net Assets
Beginning of period	12,097,118	16,219,918
End of period	$11,678,674	$12,097,118

Capital Share Activity
Shares sold	26,358	112,039
Shares issued on reinvestment	-	21,063
Shares redeemed	(90,343)	(297,297)
Net decrease in shares outstanding	(63,985)	(164,195)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Innovators Fund
	Six Months Ended June 30, 2024†	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$42,404	$(381,497)
Net realized gain (loss) on:
Investments	11,065,160	6,288,736
Foreign currency	(16,350)	5,063
Net change in unrealized appreciation (depreciation) on:
Investments	22,643,980	46,157,466
Foreign currency	(14,922)	22,558
Net increase (decrease) in net assets resulting from operations	33,720,272	52,092,326

Distributions to Shareholders
Net dividends and distributions:
Investor Class	-	(5,090,318)
Institutional Class	-	(1,712,410)
Total distributions to shareholders	-	(6,802,728)

Capital Transactions
Proceeds from shares sold:
Investor Class	9,272,876	11,892,338
Institutional Class	3,380,596	6,158,411
Reinvestment of distributions:
Investor Class	-	4,925,474
Institutional Class	-	1,010,252
Cost of shares redeemed:
Investor Class	(9,268,693)	(13,753,946)
Institutional Class	(3,846,761)	(5,989,757)
Net change in net assets from capital transactions	(461,982)	4,242,772

Total increase (decrease) in net assets	33,258,290	49,532,370

Net Assets
Beginning of period	183,889,414	134,357,044
End of period	$217,147,704	$183,889,414

Capital Share Activity
Shares sold:
Investor Class	161,698	244,865
Institutional Class	58,065	128,038
Shares issued on reinvestment:
Investor Class	-	98,628
Institutional Class	-	19,887
Shares redeemed:
Investor Class	(162,925)	(293,204)
Institutional Class	(66,388)	(126,312)
Net decrease in shares outstanding	(9,550)	71,902

†	Unaudited

The accompanying notes are an integral part of these financial statements.

GUINNESS ATKINSON™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Renminbi Yuan & Bond Fund
	Six Months Ended June 30, 2024†	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$24,751	$85,574
Net realized gain (loss) on:
Investments	46,589	(233,328)
Foreign currency	4,271	(23,521)
Net change in unrealized appreciation (depreciation) on:
Investments	(71,760)	147,559
Foreign currency	(25,411)	9,058
Net decrease in net assets resulting from operations	(21,560)	(14,658)

Distributions to Shareholders
Net dividends and distributions	-	(328)
Return of capital	-	(23,720)
Total distributions to shareholders	-	(24,048)

Capital Transactions
Proceeds from shares sold	7,472	308,641
Reinvestment of distributions	-	21,124
Cost of shares redeemed	(496,573)	(1,182,680)
Net change in net assets from capital transactions	(489,101)	(852,915)

Total decrease in net assets	(510,661)	(891,621)

Net Assets
Beginning of period	3,780,936	4,672,557
End of period	$3,270,275	$3,780,936

Capital Share Activity
Shares sold	670	26,692
Shares issued on reinvestment	-	1,888
Shares redeemed	(44,484)	(105,664)
Net decrease in shares outstanding	(43,814)	(77,084)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Alternative Energy Fund	June 30, 2024†		2023	2022	2021	2020	2019
Net asset value, beginning of period	$5.72		$5.86	$6.71	$6.19	$3.32	$2.55

Income from investment operations:
Net investment income (loss)	0.02		(0.02)	(0.05)	(0.06)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.23)		(0.12)	(0.80)	0.58	2.90	0.78
Total from investment operations	(0.21)		(0.14)	(0.85)	0.52	2.87	0.77

Less distributions:
From net investment income	-		-	-	-	-	-
Total distributions	-		-	-	-	-	-

Net asset value, end of period	$5.51		$5.72	$5.86	$6.71	$6.19	$3.32

Total return	(3.67	)%(1)	(2.39)%	(12.67%)	8.40%	86.45%	30.20%

Ratios/supplemental data:
Net assets, end of period (millions)	$23.8		$28.5	$27.5	$32.2	$26.9	$9.2

Ratio of expenses to average net assets:
Before fee waived/recaptured	1.84	%(2)	1.79%	1.90%	1.73%	2.46%	3.00%
After fees waived/recaptured (3)	1.11	%(2)(4)	1.48%	1.98%	1.98%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.22	%)(2)	(0.62%)	(0.79%)	(0.61%)	(1.40%)	(1.15%)
After fees waived/recaptured	0.01	(2)	(0.31%)	(0.87%)	(0.86%)	(0.92%)	(0.13%)

Portfolio turnover rate	11.04	%(1)	16.38%	17.75%	29.03%	35.00%	43.19%

†	Unaudited
(1)	Not annualized
(2)	Annualized
(3)	The Advisor has contractually agreed to limit the operating expenses of the Fund to 1.10%, prior to June 1, 2023, the limit on operating expenses was 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(4)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the period ended June 30, 2024.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Asia Focus Fund	June 30, 2024†		2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.83		$14.17	$20.36	$23.76	$20.03	$16.58

Income from investment operations:
Net investment income (loss)	0.04		0.07	0.02	(0.08)	0.01	0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.01		0.76	(5.73)	(1.46)	5.09	4.56
Total from investment operations	0.05		0.83	(5.71)	(1.54)	5.10	4.77

Less distributions:
From net investment income	-		(0.02)	-	-	(0.10)	(0.12)
From net realized gain	-		(0.15)	(0.48)	(1.86)	(1.27)	(1.20)
Total distributions	-		(0.17)	(0.48)	(1.86)	(1.37)	(1.32)

Redemption fee proceeds	-		-	-	-	- (1)	- (1)

Net asset value, end of period	$14.88		$14.83	$14.17	$20.36	$23.76	$20.03

Total return	0.34	%(2)	5.95%	(28.03)%	(6.32)%	25.93%	29.20%

Ratios/supplemental data:
Net assets, end of period (millions)	$10.4		$10.9	$11.0	$16.4	$19.1	$17.4

Ratio of expenses to average net assets:
Before fees waived	2.52	%(3)	2.43%	2.36%	1.89%	2.21%	2.27%
After fees waived (4)	1.98	%(3)	1.98%	1.98%	1.98%	1.98%	1.98%

Ratio of net investment income (loss) to average net assets:
Before fees waived	-0.09	%(3)	-0.03%	(0.26%)	(0.26%)	(0.24%)	0.85%
After fees waived	0.45	%(3)	0.42%	0.12%	(0.35%)	(0.01%)	1.14%

Portfolio turnover rate	2.10	%(2)	4.04%	6.00%	29.05%	30.24%	19.56%

†	Unaudited
(1)	Amount represents less than $0.01 per share.
(2)	Not annualized
(3)	Annualized
(4)	The Advisor has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
China & Hong Kong Fund	June 30, 2024†		2023		2022		2021	2020		2019
Net asset value, beginning of period	$12.87		$15.16		$20.05		$25.92	$23.49		$18.92

Income from investment operations:
Net investment income	0.13		0.07		0.08		0.05	0.16		0.37
Net realized and unrealized gain (loss) on investments and foreign currency	(1.18)		(2.26)		(4.84)		(1.83)	3.20		5.23
Total from investment operations	(1.05)		(2.19)		(4.76)		(1.78)	3.36		5.60

Less distributions:
From net investment income	-		(0.10)		(0.05)		(0.07)	(0.20)		(0.43)
From net realized gain	-		-		(0.08)		(4.02)	(0.73)		(0.60)
Total distributions	-		(0.10)		(0.13)		(4.09)	(0.93)		(1.03)

Redemption fee proceeds	-		-		-		- (1)	-	(1)	- (1)

Net asset value, end of period	$11.82		$12.87		$15.16		$20.05	$25.92		$23.49

Total return	(8.16	%)(2)	(14.46%)		(23.71%)		(6.70%)	14.54%		30.00%

Ratios/supplemental data:
Net assets, end of period (millions)	$24.6		$28.6		$38.1		$56.7	$66.5		$67.6

Ratio of expenses to average net assets: (4)	1.95	%(3)(5)	1.82	%(5)	1.71	%(5)	1.50%	1.60	%(5)	1.69%

Ratio of net investment income to average net assets:	1.94	%(3)	0.36%		0.45%		0.20%	0.59%		1.61%

Portfolio turnover rate	5.31%		5.18%		17.46%		29.82%	45.40%		24.18%

†	Unaudited
(1)	Amount represents less than $0.01 per share.
(2)	Not annualized
(3)	Annualized
(4)	The Advisor has contractually agreed to limit the operating expenses of the Fund to 1.98%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(5)	If interest expense had been excluded, expenses would have been lowered by 0.02% for the period ended June 30, 2024 and 0.01% , 0.01% and 0.02% for the years ended December 31, 2023, 2022 and 2020, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Global Energy Fund	June 30, 2024†		2023		2022		2021		2020		2019
Net asset value, beginning of period	$23.36		$23.78		$17.73		$12.47		$19.62		$18.13

Income from investment operations:
Net investment income	0.47		0.95		0.74		0.49		0.45		0.45
Net realized and unrealized gain (loss) on investments and foreign currency	1.91		(0.36)		5.35		5.23		(7.15)		1.42
Total from investment operations	2.38		0.59		6.09		5.72		(6.70)		1.87

Less distributions:
From net investment income	-		(1.01)		(0.04)		(0.46)		(0.45)		(0.38)
From net realized gain	-		-		-		-		-		-
Total distributions	-		(1.01)		(0.04)		(0.46)		(0.45)		(0.38)

Net asset value, end of period	$25.74		$23.36		$23.78		$17.73		$12.47		$19.62

Total return	10.19	%(1)	2.60%		34.33%		45.98%		(34.22%)		10.40%

Ratios/supplemental data:
Net assets, end of period (millions)	$11.7		$12.1		$16.2		$12.3		$8.7		$16.8

Ratio of expenses to average net assets
Before fees waived/recaptured	2.13	%(2)	2.13%		1.91%		1.99%		2.56%		1.91%
After fees waived/recaptured (3)	1.46	%(2)(4)	1.47	%(4)	1.46	%(4)	1.46	%(4)	1.46	%(4)	1.45%

Ratio of net investment income to average net assets
Before fees waived/recaptured	2.19	%(2)	2.01%		2.55%		2.40%		2.39%		1.65%
After fees waived/recaptured	2.86	%(2)	2.67%		3.00%		2.93%		3.49%		2.11%

Portfolio turnover rate	8.09	%(1)	10.45%		70.54%		49.58%		15.49%		9.81%

†	Unaudited
(1)	Not annualized
(2)	Annualized
(3)	The Advisor has contractually agreed to limit the operating expenses of the Fund to 1.45%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(4)	If interest expense had been excluded, expenses would have been lowered by 0.01% for the period ended June 30, 2024 and 0.02%, 0.01%, 0.01% and 0.01% for the years ended December 31, 2023, 2022, 2021 and 2020, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Global Innovators Fund - Investor Class	June 30, 2024†		2023	2022	2021	2020	2019
Net asset value, beginning of period	$52.25		$39.01	$62.04	$60.53	$45.66	$34.89

Income from investment operations:
Net investment income (loss)	(0.01)		(0.14)	(0.07)	(0.20)	(0.06)	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	$9.61		$15.39	(18.08)	12.77	16.53	12.73
Total from investment operations	9.60		15.25	(18.15)	12.57	16.47	12.85

Less distributions:
From net investment income	-		-	-	-	-	(0.11)
From net realized gain	-		(2.01)	(4.88)	(11.06)	(1.60)	(1.97)
Total distributions	-		(2.01)	(4.88)	(11.06)	(1.60)	(2.08)

Net asset value, end of period	$61.85		$52.25	$39.01	$62.04	$60.53	$45.66

Total return	18.35	%(1)	39.34%	(29.67%)	21.52%	36.17%	37.00%

Ratios/supplemental data:
Net assets, end of period (millions)	$162.7		$137.5	$100.7	$161.4	$147.8	$134.8

Ratio of expenses to average net assets:
Before fees waived/recaptured	1.24	%(2)	1.28%	1.27%	1.17%	1.24%	1.35%
After fees waived/recaptured (3)	1.24	%(2)	1.24%	1.24%	1.24%	1.24%	1.24%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.02	%)(2)	(0.34%)	(0.17%)	(0.25%)	(0.10%)	0.17%
After fees waived/recaptured	(0.02	%)(2)	(0.30%)	(0.14%)	(0.32%)	(0.10%)	0.28%

Portfolio turnover rate	9.02	%(1)	8.77%	14.66%	19.01%	14.44%	15.56%

†	Unaudited
(1)	Not annualized.
(2)	Annualized.
(3)	The Advisor has contractually agreed to limit the operating expenses to 1.24% excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Global Innovators Fund - Institutional Class	June 30, 2024†		2023	2022	2021	2020	2019
Net asset value, beginning of period	$53.16		$39.56	$62.68	$60.89	$45.84	$34.99

Income from investment operations:
Net investment income (loss)	0.07		(0.02)	0.06	(0.04)	0.07	0.22
Net realized and unrealized gain (loss) on investments and foreign currency	$9.77		$15.63	(18.30)	12.89	16.60	12.79
Total from investment operations	9.84		15.61	(18.24)	12.85	16.67	13.01

Less distributions:
From net investment income	-		-	-	-	(0.02)	(0.19)
From net realized gain	-		(2.01)	(4.88)	(11.06)	(1.60)	(1.97)
Total distributions	-		(2.01)	(4.88)	(11.06)	(1.62)	(2.16)

Net asset value, end of period	$63.00		$53.16	$39.56	$62.68	$60.89	$45.84

Total return	18.51	%(1)	39.70%	(29.51%)	21.86%	36.46%	37.35%

Ratios/supplemental data:
Net assets, end of period (millions)	$54.4		$46.3	$33.6	$64.6	$55.2	$45.9

Ratio of expenses to average net assets:
Before fees waived	1.10	%(2)	1.13%	1.10%	0.99%	1.07%	1.21%
After fees waived (3)	0.99	%(2)	0.99%	0.99%	0.99%	0.99%	0.99%

Ratio of net investment income (loss) to average net assets:
Before fees waived	0.12	%(2)	-0.19%	0.01%	(0.08%)	0.06%	0.31%
After fees waived	0.23	%(2)	-0.05%	0.12%	(0.08%)	0.14%	0.53%

Portfolio turnover rate	9.02	%(1)	8.77%	14.66%	19.01%	14.44%	15.56%

†	Unaudited
(1)	Not annualized.
(2)	Annualized.
(3)	The Advisor has contractually agreed to limit the operating expenses of the Fund's Institutional Class to 0.99%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
Renminbi Yuan & Bond Fund	June 30, 2024†		2023		2022	2021	2020		2019
Net asset value, beginning of period	$11.20		$11.27		$12.62	$12.50	$11.53		$11.25

Income from investment operations:
Net investment income	0.08		0.24		0.23	0.21	0.24		0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.15)		(0.25)		(1.39)	0.16	0.78		0.05
Total from investment operations	(0.07)		(0.01)		(1.16)	0.37	1.02		0.39

Less distributions:
From net investment income	-		-	(1)	(0.19)	(0.25)	(0.05)		-
Return of capital	-		(0.06)		-	-	-		(0.13)
Total distributions	-		(0.06)		(0.19)	(0.25)	(0.05)		(0.13)

Redemption fee proceeds	-		-		-	-	-	(1)	0.02 (1)

Net asset value, end of period	$11.13		$11.20		$11.27	$12.62	$12.50		$11.53

Total return	(0.6	2%)(2)	(0.09%)		(9.20%)	3.00%	8.89%		3.68%

Ratios/supplemental data:
Net assets, end of period (millions)	$3.3		$3.8		$4.7	$5.4	$3.9		$1.5

Ratio of expenses to average net assets:
Before fees waived	3.21	%(3)	3.01%		2.70%	2.29%	5.26%		6.79%
After fees waived (4)	0.93	%(3)(5)	0.96	%(5)	0.90%	0.90%	0.91	%(5)	0.90%

Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.90	%)(3)	(0.08%)		0.14%	0.43%	(1.90%)		(1.95%)
After fees waived/recaptured	1.38	%(3)	1.97%		1.94%	1.82%	2.45%		3.94%

Portfolio turnover rate	21.16	%(2)	0.00%		3.78%	31.79%	36.26%		0.00%

†	Unaudited
(1)	Amount represents less than $0.01 per share.
(2)	Not annualized
(3)	Annualized
(4)	The Advisor has contractually agreed to limit the operating expenses of the Fund to 0.90%, excluding interest expense, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. See Note 3.
(5)	If interest expense had been excluded, expenses would have been lowered by 0.03% for the period ended June 30, 2024 and 0.06% and 0.01% for the years ended December 31, 2023 and 2020, respectively.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Currently, the Trust offers eleven separate, series portfolios, each of which has a unique investment objective and strategies. This report covers the six open-end mutual funds: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Renminbi Yuan & Bond Fund, each Fund is a diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund began operations on March 31, 2006, and the Renminbi Yuan & Bond Fund began operations on June 30, 2011. Each of the Funds is authorized to issue a single class of shares except for the Global Innovators Fund. The Global Innovators Fund is authorized to issue two classes of shares: Investor Class shares and Institutional Class shares. Institutional Class shares of the Global Innovators Fund commenced operations on December 31, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Global Innovators Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit.

Note 2 - Significant accounting policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. (“GAAP”).

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short-term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.	Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts ("forward contracts") to hedge against foreign exchange fluctuations on foreign-denominated investments under which they are obligated to exchange currencies at specific future dates and at specified rates. All commitments are "marked-to-market" daily and any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities. The Funds record realized gains or losses at the time the forward contract is settled. Risks may arise upon entering these contracts from the potential inability of a counter party to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. Counterparties to these contracts are major U.S. financial institutions. Please refer to Note 8 for further information on forward foreign currency contracts held in each Fund.

C.	Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees.

D.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

E.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

F.	Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in proportion to their respective assets or another appropriate method. Expenses such as distribution and service fees, transfer agent fees and expenses with respect to the Global Innovators Fund, that are specific to individual share classes are accrued directly to the respective share class.

G.	Cash overdraft. Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of BBH Overdraft Base Rate plus 2.00%. Payables, if any, are reflected as Overdraft Due to Custodian Bank in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Interest Expense in the Statements of Operations.

H.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

I.	Other Risks.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

J.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

K.	Indemnifications. Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

L.	Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 2020 through 2023, and as of and during the six months ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

Note 3 - Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Advisor”), under which the Advisor provides the Funds with investment management services. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the following annual rates based upon the average daily net assets of the Funds:

Alternative Energy Fund	0.80%
Asia Focus Fund	1.00%
China & Hong Kong Fund	1.00%
Global Energy Fund	0.75%
Global Innovators Fund	0.75% on the 1st $500 million, 0.60% thereafter
Renminbi Yuan & Bond Fund	0.55%

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit each Fund’s total operating expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N1-A), fees and expenses related to services for reclamation or recollection of foreign taxes withheld, dividends on short positions and extraordinary expenses) by reducing all or a portion of its fees and reimbursing the Fund for expenses so that its ratio of expenses to average daily net assets will not exceed the following levels:

	Annual Expense Limit	Expiration Date
Alternative Energy Fund	1.10%	June 30, 2027
Asia Focus Fund	1.98%	June 30, 2027
China & Hong Kong Fund	1.98%	June 30, 2027
Global Energy Fund	1.45%	June 30, 2027
Global Innovators Fund - Investor Class	1.24%	June 30, 2027
Global Innovators Fund - Institutional Class	0.99%	June 30, 2027
Renminbi Yuan & Bond Fund	0.90%	June 30, 2027

The expense ratios shown in the financial highlights may exceed these levels due to expenses incurred, but not covered by the expense limitation agreement.

To the extent that the Advisor waives fees and/or absorbs expenses it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed and recaptured previously waived subject to the applicable cap. For the period ended June 30, 2024, the Advisor waived fees and absorbed expenses as follows:

Fees waived and Expenses Absorbed
Alternative Energy Fund	$93,194
Asia Focus Fund	27,640
Global Energy Fund	39,726
Global Innovators Fund	30,902
Renminbi Yuan & Bond Fund	40,682
Total	$232,144

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

At June 30, 2024, the Advisor may recapture a portion of the following amounts that had been paid and/or waived on behalf of the Funds no later than the dates as stated below:

	December 31,
Fund	2024	2025	2026	2027	Total
Alternative Energy Fund	$-	$-	$69,017	$93,194	$162,211
Asia Focus Fund	-	47,853	50,668	27,640	126,161
Global Energy Fund	62,548	74,959	87,577	39,726	264,810
Global Innovators Fund	1,211	78,183	98,690	30,902	208,986
Renminbi Yuan & Bond Fund	65,641	89,841	89,083	40,682	285,247

Foreside Fund Services, LLC acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

Mutual Fund Administration, LLC (the “Administrator”) acts as the Funds’ administrator under an administration agreement. The fees paid to the Administrator for the period ended June 30, 2024, are reported on the Statements of Operations.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds. The fees paid for CCO services for the period ended June 30, 2024, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the period ended June 30, 2024, are reported on the Statements of Operations.

Certain officers of the Trust are also officers and/or Directors of the Advisor and the Administrator. None of these officers are compensated directly by the Funds.

Note 4 - Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. The Board of Trustees has not authorized the Funds to make payment under the Distribution Plan. Currently, no payment is being made by the Funds.

Note 5 - Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of its daily average net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Global Innovators Fund – Institutional Class shares do not participate in the Shareholder Servicing Plan.

The fees paid under the Shareholder Servicing Plan for the period ended June 30, 2024, are reported on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

Note 6 - Investment Transactions

The following table presents purchases and sales of securities during the period ended June 30, 2024, excluding short-term investments, to indicate the volume of transactions in each Fund.

	Purchases	Sales
Alternative Energy Fund	$2,751,357	$5,862,936
Asia Focus Fund	215,786	613,572
China & Hong Kong Fund	1,394,864	2,972,894
Global Energy Fund	539,460	1,901,955
Global Innovators Fund	17,721,059	19,870,304
Renminbi Yuan & Bond Fund	551,667	1,521,350

The Funds did not purchase U.S. Government securities as a part of their long-term investment strategy during the period ended June 30, 2024.

Note 7 - Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Funds' assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Basic Materials	$661,272	$665,734	$-	$1,327,005
Consumer, Cyclical	1,968,091	676,981	-	2,645,071
Energy	1,804,914	1,210,453	-	3,015,367
Industrial	5,537,687	3,436,549	-	8,974,236
Technology	1,646,536	817,075	-	2,463,612
Utilities	2,292,610	2,729,390	-	5,022,000
Total Investments, at value	13,911,111	9,536,181	-	23,447,292
Total Assets	$13,911,111	$9,536,181	$-	$23,447,292

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$1,122,435	$601,955	$-	$1,724,390
Consumer, Cyclical	-	1,144,517	-	1,144,517
Consumer, Non-cyclical	-	1,083,378	-	1,083,378
Financial	-	981,105	-	981,105
Industrial	-	1,881,769	-	1,881,769
Technology	1,976,592	1,592,717	-	3,569,309
Total Investments, at value	3,099,027	7,285,440	-	10,384,467
Total Assets	$3,099,027	$7,285,440	$-	$10,384,467

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$2,151,937	$1,440,833	$-	3,592,770
Consumer, Cyclical	-	6,822,190	-	6,822,190
Consumer, Non-cyclical	-	3,184,322	-	3,184,322
Energy	-	1,352,697	-	1,352,697
Financial	-	4,226,687	-	4,226,687
Industrial	-	3,867,708	-	3,867,708
Technology	887,460	613,667	-	1,501,128
Total Investments, at value	3,039,397	21,508,104	-	24,547,501
Total Assets	$3,039,397	$21,508,104	$-	$24,547,501

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Energy	$7,159,020	$4,435,477	$-	$11,594,497
Financial	8,581	-	-	8,581
Total Investments, at value	7,167,601	4,435,477	-	11,603,078
Total Assets	$7,167,601	$4,435,477	$-	$11,603,078

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks:
Communications	$21,963,575	$-	$-	$21,963,575
Consumer, Cyclical	3,571,935	5,847,137	-	9,419,072
Consumer, Non-cyclical	21,115,812	14,164,047	-	35,279,859
Financial	19,894,121	6,873,030	-	26,767,151
Industrial	9,589,176	17,077,125	-	26,666,301
Technology	86,038,403	4,888,271	-	90,926,674
Total Investments, at value	162,173,023	48,849,609	-	211,022,632
Total Assets	$162,173,023	$48,849,609	$-	$211,022,632

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Corporate Bonds:
Financial	-	1,652,571	-	1,652,571
Government	-	137,382	-	137,382
Real Estate	-	274,044	-	274,044
Total Investments, at value	-	2,063,997	-	2,063,997
Total Assets	$-	$2,063,997	$-	$2,063,997

Note 8 - Forward Foreign Currency Contracts

In order to hedge their portfolio and to protect them against possible fluctuations in foreign exchange rates pending the settlement of securities transactions, the Funds may enter into forward foreign currency contracts that obligate them to exchange currencies at specified future dates. At the maturity of a forward contract, a Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of the portfolio securities sold. It may also terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward values of amounts due are netted against the forward value of the currency to be delivered, and the net amount is shown as a receivable or payable in the financial statements. The Funds do not have any outstanding forward contracts as of June 30, 2024.

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

Note 9 - Tax Matters

As of June 30, 2024, the tax bases of investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund
Cost of investments for tax purposes	$28,114,906	$8,560,979	$33,246,951
Gross tax unrealized appreciation	3,032,323	4,489,872	4,225,861
Gross tax unrealized depreciation	(7,699,937)	(2,666,384)	(12,925,311)
Net tax unrealized appreciation (depreciation) on investments*	(4,667,614)	1,823,488	(8,699,450)

	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments for tax purposes	$12,448,896	$101,328,563	$2,410,231
Gross tax unrealized appreciation	1,278,791	110,625,233	-
Gross tax unrealized depreciation	(2,124,609)	(931,164)	(346,234)
Net tax unrealized appreciation (depreciation) on investments*	(845,818)	109,694,069	(346,234)

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2023, the Funds have the following capital loss carryforwards available to offset future realized capital gains:

Capital losses expiring in:	Alternative Energy Fund	Asia Focus Fund	China & Hong Kong Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
No Expiration Long-term	$29,252,711	$-	$854,166	$22,804,776	$-	$3,420,891
No Expiration Short-term	-	-	-	3,374,962	-	965,471
Total	$29,252,711	$-	$854,166	$26,179,738	$-	$4,386,362

For the year ended December 31, 2023, the Alternative Energy Fund and the Global Energy Fund utilized capital loss carryforwards of $1,140,627 and $478,741, respectively.

Note 10 – Fund Liquidation

On June 26, 2024, the Board of Trustees of the Guinness Atkinson Funds (the “Trust”) approved a plan to liquidate and terminate the Guinness Atkinson Renminbi Yuan & Bond Fund (the “Fund”). The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all of the Fund’s shareholders of record. Final liquidation of the Fund is currently expected to occur on August 30, 2024.

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 - Continued

Note 11 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Guinness AtkinsonTM Funds Information

Board of Trustees	Contact Guinness AtkinsonTM Funds

J. Brooks Reece, Jr. Chairman	P.O. Box 701
James I. Fordwood	Milwaukee, WI 53201-0701
Timothy W.N. Guinness	Shareholder Services: 800-915-6566
Dr. Bret A. Herscher	Literature Request: 800-915-6565
Susan Penry-Williams	Website: www.gafunds.com
Email: mail@gafunds.com

Guinness Atkinson TM Funds
Funds	Cusip	Ticker	Fund #
Alternative Energy Fund	402031 50 4	GAAEX	1298
Asia Focus Fund	402031 10 8	IASMX	1096
China & Hong Kong Fund	402031 20 7	ICHKX	1094
Global Energy Fund	402031 40 5	GAGEX	1098
Global Innovators Fund Investor Class	402031 30 6	IWIRX	1095
Global Innovators Fund Institutional Class	402031 88 4	GINNX	5323
Renminbi Yuan & Bond Fund	402031 70 2	GARBX	1099

Distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101

This report is intended for shareholders of the Guinness AtkinsonTM Funds and may not be used as literature unless preceded or accompanied by a current prospectus.

Guinness Atkinson Funds
c/o U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

GUINNESS ATKINSON
FUNDS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of and Continuance of the Trust’s Investment Advisory Agreement

At a Board Meeting held on May 3, 2024, the Board of Trustees (the “Trustees” or the “Board”) of Guinness Atkinson Funds (the “Trust”) considered the annual approval of the continuation of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Alternative Energy Fund, the Asia Focus Fund, the China & Hong Kong Fund, the Global Energy Fund, the Global Innovators Fund, and the Renminbi Yuan & Bond Fund, and the Adviser.

At the meeting, the Trustees discussed with counsel to the Trust and independent legal counsel to the Independent Trustees, their fiduciary duties under the 1940 Act in reviewing the Agreement and their obligation to obtain and review information relevant and necessary to their consideration of the Agreement. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and applicable state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.

To assist the Board in its evaluation of the Agreement, the Independent Trustees received a separate report from the Adviser in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by the Funds as compared to fees charged to a relevant peer group of each Fund and as compared to fees charged to other clients of the Adviser; the expenses of each Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Adviser; any fall-out benefits accruing to the Adviser; and information on the Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Legal Counsel to discuss the information provided by the Adviser. In their deliberations, the Trustees considered the factors summarized below, and in approving the Agreement with respect to each Fund, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, Extent and of Quality of Services

The Board discussed the fees payable by each Fund under the Agreement and the services provided by the Adviser to each Fund, and the Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year information regarding the Funds’ performance, including information about the Funds’ performance in comparison to peers and benchmarks, and analyses by the Adviser of the Funds’ performance. The Trustees also considered information about the nature, extent and quality of the services provided by the Adviser, including the background and experience of the Adviser’s senior management and portfolio managers, and their special knowledge about the areas in which the Funds invest. The Trustees also considered information gained from their experience as Trustees of the Funds, in addition to the overall reputation and capabilities of the Adviser and its investment professionals, the Adviser’s commitment to providing high quality services to the Funds, the Trustees’ overall confidence in the Adviser’s integrity and responsiveness to Trustee concerns, the Adviser’s integrity as reflected in its adherence to compliance practices, and the Adviser’s willingness and initiative in implementing changes designed to reduce Fund expenses or improve services to the Funds, including the addition of research analysts and other operational personnel to support the Funds’ portfolio management and operations. The Trustees considered the impact of current market conditions on each Fund and the Fund complex. The Trustees also considered the general market performance in the prior year across market sectors and specifically in respect of each Fund’s specific sector or region focus, including the particular challenges or strengths of the markets in responding to global market events during the period.

Fund Performances, Advisory Fees and Expenses

For each Fund and its peer group of Funds, the Trustees reviewed the performance and expense information compiled from Morningstar Inc. data regarding performance for periods ended March 31, 2024, and expense information as of March 31, 2024. The Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year, data regarding the Funds’ performance, including information about each Fund’s performance in comparison to its peers and benchmarks, and analyses by the Adviser of the Fund’s performance. The Trustees also considered the Funds’ long-term performance records and the Adviser’s continued efforts to improve the Funds’ performance. The Trustees compared each Fund’s performance, advisory fee and expenses with its peer group, and considered the differences between each Fund and funds in the peer group. The Trustees considered the size of each Fund in comparison to its peers, including whether the peer funds were part of a larger fund complex. The Trustees considered the following Fund-specific factors:

Alternative Energy Fund

(1) The Fund’s advisory fee was higher than the median fee charged to the three pure alternative energy mutual funds in the Morningstar “Foreign Small/Mid Value” category; (2) the Fund’s total expenses were the same as peer group median; (3) the Adviser voluntarily reduced its advisory fee from 1.00% to 0.80% effective January 1, 2023; (4) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (5) the Fund had the same return as the peer group median for the one-year period, outperformed its peer group median for the three- and five-year periods, underperformed its peer group for the ten-year period; and the Fund underperformed the MSCI World NR Index, one of its benchmark indices, for the one-, three-, five-, and ten-year periods.

Asia Focus Fund

(1) The Fund’s advisory fee was at the high end of the advisory fees charged to comparable mutual funds in the Morningstar “Pacific/Asia Ex-Japan Stock” category; (2) the Fund’s total expenses were at the high end of the expenses incurred by its peers; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund had the same return as the peer group median for the one-year period, and underperformed the MSCI AC Far East ex Japan Index, its benchmark index for the one-year period; and the Fund underperformed its peer group median and the MSCI AC Far East ex Japan Index for the three-, five- and ten-year periods.

China & Hong Kong Fund

(1) The Fund’s advisory fee was above the median advisory fee charged to comparable mutual funds in the Morningstar “China Region” category; (2) the Fund’s total expenses were higher than the median expenses incurred by its peers but lower than those of one peer; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund had outperformed its peer group median for the one- and three-year periods and underperformed the peer group median for the five- and ten-year periods; and the Fund had underperformed the Hang Seng Composite Index, its benchmark index, for the one-, three-, five-, and ten-year periods.

Global Energy Fund

(1) The Fund’s advisory fee was the same as the median advisory fee charged to comparable mutual funds in the Morningstar “Equity Energy” category; (2) the Fund’s total expenses were above the median expenses incurred by its peers but lower than those of two peer funds; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund underperformed its peer group median for the one-, three- and five-year periods, and had the same return as the peer group median for the ten-year period; and the Fund had outperformed the MSCI World Energy Index, its benchmark index, for the one-year period, but underperformed for the three-, five-, and ten-year periods.

Global Innovators Fund

(1) The Fund’s advisory fee was the slightly higher than the median advisory fee charged to comparable mutual funds in the Morningstar “Large Growth” category; (2) the Fund’s total expenses were slightly higher than the median of expenses incurred by the funds in its peer group but lower than those of 12 peer funds; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund had outperformed its peer group median for the one-, three-, five- and ten-year periods; the Fund had outperformed the MSCI World Index, one of its benchmark indices, for the one-, five-, and ten-year periods and underperformed the benchmark index for the three-year period; and the Fund had outperformed the Nasdaq Composite Index, another one of its benchmark indices, for the one-, and three-year periods, and underperformed the Nasdaq Composite Index for the five-, and ten-year periods.

Renminbi Yuan & Bond Fund

(1) The Fund’s advisory fee was below the median advisory fee charged to comparable mutual funds in the Morningstar “Emerging Markets Local Currency” category; (2) the Fund’s total expenses were the same as the peer group median; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund outperformed its peer group median for the ten-year period but underperformed its peer group median for the one-, three-, and five-year periods; and the Fund had underperformed the iBoxx Hang Seng Markit Offshore RMB Overall Index, its benchmark index, for the one-, three-, five-, and ten-year periods.

With respect to each Fund, the Board concluded that the Adviser’s willingness to limit the Fund’s total annual fund operating expenses through at least June 30, 2027, would provide stability to the Fund’s expenses during that period.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Adviser, including the profitability of each Fund to the Adviser, the Adviser’s profitability in general and the firm’s retention of key personnel. The Trustees noted that the Adviser had waived a portion of its advisory fee for the Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, Global Innovators Fund, and the Renminbi Yuan & Bond Fund, and that with respect to the Renminbi Fund, the Adviser’s net advisory fee was zero due to expense reimbursements by the Adviser. The Trustees also considered the Adviser’s efforts to lower the overall expenses for the Funds that have produced meaningful savings. The Board concluded that the profitability of each Fund to the Adviser, when positive, was reasonable.

Economies of Scale

The Trustees considered the size of each Fund and the Adviser’s willingness to institute breakpoints in the advisory fee as individual Funds reached higher asset levels and to use expense limitation agreements to reduce total annual fund operating expenses as evidence that to the extent economies of scale existed for each Fund, the Adviser was willing to share such economies of scale for the benefit of shareholders. The Board also considered the Adviser’s willingness to institute breakpoints in the advisory fees as individual Funds reach higher asset levels.

After considering the factors described above, the Board and the Independent Trustees separately determined that the overall fee arrangement between the Trust, on behalf of each Fund, and the Adviser was fair and reasonable, and that continuance of the Agreement was in the best interests of each Fund and its shareholders, and accordingly, approved the continuance of the Agreement through May 31, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)       The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)       Certification pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guinness Atkinson Funds

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/6/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/6/2024